Derivative Instruments (Tables)	12 Months Ended
Oct. 31, 2018
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Schedule of Fair Value of Derivative Instruments

Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2018			2017
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	7,795	(6,419)	1,376	8,390	(7,027)	1,363
Forward rate agreements	36	(10)	26	41	–	41
Futures	2	(3)	(1)	–	–	–
Purchased options	425	–	425	444	–	444
Written options	–	(273)	(273)	–	(329)	(329)
Foreign Exchange Contracts
Cross-currency swaps	2,362	(1,678)	684	2,687	(1,752)	935
Cross-currency interest rate swaps	4,977	(6,057)	(1,080)	8,103	(9,051)	(948)
Forward foreign exchange contracts	4,335	(2,817)	1,518	4,954	(3,178)	1,776
Purchased options	241	–	241	267	–	267
Written options	–	(228)	(228)	–	(270)	(270)
Commodity Contracts
Swaps	1,559	(1,084)	475	726	(717)	9
Futures	17	–	17	–	–	–
Purchased options	484	–	484	352	–	352
Written options	–	(372)	(372)	–	(357)	(357)
Equity Contracts	2,158	(2,402)	(244)	1,388	(3,386)	(1,998)
Credit Default Swaps
Purchased	1	(36)	(35)	–	(54)	(54)
Written	9	(1)	8	7	(1)	6
Total fair value – trading derivatives	24,401	(21,380)	3,021	27,359	(26,122)	1,237
Hedging
Interest Rate Contracts
Cash flow hedges – swaps	18	(1,261)	(1,243)	78	(558)	(480)
Fair value hedges – swaps	701	(668)	33	274	(402)	(128)
Total swaps	719	(1,929)	(1,210)	352	(960)	(608)
Foreign Exchange Contracts
Cash flow hedges	1,084	(1,074)	10	1,202	(722)	480
Total foreign exchange contracts	1,084	(1,074)	10	1,202	(722)	480
Equity Contracts
Cash flow hedges	–	(28)	(28)	38	–	38
Total equity contracts	–	(28)	(28)	38	–	38
Total fair value – hedging derivatives (1)	1,803	(3,031)	(1,228)	1,592	(1,682)	(90)
Total fair value – trading and hedging derivatives	26,204	(24,411)	1,793	28,951	(27,804)	1,147
Less: impact of master netting agreements	(15,575)	15,575	–	(19,909)	19,909	–
Total	10,629	(8,836)	1,793	9,042	(7,895)	1,147

(1)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.

Schedule of Notional Amounts of Trading Derivatives

(Canadian $ in millions)			2018			2017
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	3,684,763	3,684,763	–	3,073,490	3,073,490
Forward rate agreements	–	411,573	411,573	–	195,142	195,142
Purchased options	26,629	35,023	61,652	10,407	29,107	39,514
Written options	16,511	48,721	65,232	9,284	37,247	46,531
Futures	192,482	–	192,482	89,053	–	89,053
Total interest rate contracts	235,622	4,180,080	4,415,702	108,744	3,334,986	3,443,730
Foreign Exchange Contracts
Cross-currency swaps	–	57,226	57,226	–	50,534	50,534
Cross-currency interest rate swaps	–	449,187	449,187	–	430,808	430,808
Forward foreign exchange contracts	–	463,743	463,743	–	392,924	392,924
Purchased options	2,625	21,468	24,093	6,001	23,812	29,813
Written options	1,420	24,018	25,438	1,249	29,101	30,350
Futures	739	–	739	794	–	794
Total foreign exchange contracts	4,784	1,015,642	1,020,426	8,044	927,179	935,223
Commodity Contracts
Swaps	–	24,366	24,366	–	18,713	18,713
Purchased options	3,303	6,182	9,485	5,031	7,080	12,111
Written options	4,909	4,233	9,142	6,896	4,905	11,801
Futures	33,104	–	33,104	28,139	–	28,139
Total commodity contracts	41,316	34,781	76,097	40,066	30,698	70,764
Equity Contracts	33,687	52,725	86,412	14,253	63,184	77,437
Credit Default Swaps
Purchased	–	3,047	3,047	–	2,658	2,658
Written	–	443	443	–	448	448
Total	315,409	5,286,718	5,602,127	171,107	4,359,153	4,530,260

Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity

The following table outlines the notional amounts and average rates of derivatives and the carrying amount of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

	(Canadian $ in millions, except as noted)							2018
		Remaining term to maturity						Total
		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years		Over 10 years
	Cash Flow Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	5,252	22,976	30,790	14,751		–	73,769
	Average fixed interest rate	1.66%	1.67%	2.60%	2.42%		–	2.21%
	Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (1)
CAD-USD pair	Notional amount	3,939	10,572	11,781	2,576		251	29,119
	Average fixed interest rate	1.31%	1.20%	2.01%	1.27%		3.02%	1.57%
	Average exchange rate: CAD-USD	1.3347	1.3035	1.2923	1.1871		1.3122	1.2930
CAD-EUR pair	Notional amount	3,804	8,726	8,618	–		201	21,349
	Average fixed interest rate	1.74%	2.10%	2.26%	–		2.97%	2.11%
	Average exchange rate: CAD-EUR	1.5217	1.4685	1.4999	–		1.4870	1.4908
Other currency pairs (2)	Notional amount	–	1,817	4,427	109		–	6,353
	Average fixed interest rate	–	2.05%	2.80%	2.98%		–	2.59%
	Average exchange rate: CAD-Non USD/EUR	–	1.4361	1.3338	0.1696	(3)	–	1.3430
	Equity price risk – Total return swap
	Notional amount	381	–	–	–		–	381
	Fair Value Hedges
	Interest rate risk – Interest rate swaps
	Notional amount	14,516	21,919	22,928	14,101		–	73,464
	Average fixed interest rate	1.81%	2.16%	2.29%	2.36%		–	2.17%
	Net Investment Hedges
	Foreign exchange risk
	USD denominated deposit – carrying amount	6,596	–	–	–		–	6,596
	GBP denominated deposit – carrying amount	473	–	–	–		–	473

(1)

Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a EURO-USD cross-currency swap split into EURO-CAD and CAD-USD cross-currency swaps). The relevant notional amount is grossed up in this table as the cross-currency swaps are disclosed by CAD-foreign currency pair.

(2)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.
(3)	Includes one CAD-HKD cross-currency swap.

Schedule of Hedging Instrument Impacts on Cash Flow Hedge Ineffectiveness

For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the year ended October 31, 2018.

					2018
	Carrying amount of hedging instruments (1)			Hedge ineffectiveness
(Canadian $ in millions)	Asset	Liability	Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (Losses) on hypothetical derivatives used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other
Cash flow hedges
Interest rate risk – Interest rate swaps	18	(1,261)	(1,685)	1,687	(4)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,084	(1,074)	(459)	459	–
Equity price risk – Total return swaps	–	(28)	24	(24)	–
	1,102	(2,363)	(2,120)	2,122	(4)

Net investment hedges
Foreign exchange risk – Deposit liabilities		(7,069)	(211)	211	–
Total	1,102	(9,432)	(2,331)	2,333	(4)

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.

Schedule of Hedging Instrument Impacts on Consolidated Statement of Other Comprehensive Income on Pre-Tax Basis

For cash flow hedges and net investment hedges, the following table contains information related to impacts on the Consolidated Statement of Other Comprehensive Income, on a pre-tax basis for the year ended October 31, 2018.

							2018
						Balance in cash flow hedge AOCI / net foreign operations AOCI
(Canadian $ in millions)	AOCI as at November 1, 2017	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	AOCI as at October 31, 2018		Active hedges	Discontinued hedges
Cash flow hedges
Interest rate risk	(597)	(1,681)	67	(2,211)		(1,348)	(863)
Foreign exchange risk	298	(3)	456	751		751	–
Equity price risk	72	24	(66)	30		30	–
	(227)	(1,660)	457	(1,430	) (1)	(567)	(863)

Net investment hedges
Foreign exchange risk	(1,580)	(211)	–	(1,791)		(1,791)	–
Total	(1,807)	(1,871)	457	(3,221)		(2,358)	(863)

(1)	Tax balance related to cash flow hedge AOCI is $356 million as at October 31, 2018.

Schedule of Hedging Instrument Impacts on Fair Value Hedge Ineffectiveness

The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the year are as follows:

(Canadian $ in millions )								2018
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (Losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair value hedge
Interest rate swaps	701	(668)
FVOCI securities and loans	–	–	850	(843)	7	36,722	(1,160)	–
Deposits and subordinated debt	–	–	(764)	761	(3)	(34,375)	719	436
Total	701	(668)	86	(82)	4	2,347	(441)	436

(1)	Represents the unrealized gains (losses) within derivative financial instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)

Represents the carrying value on the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

Schedule of Derivative-Related Credit Risk
(Canadian $ in millions)			2018			2017
	Replacement cost	Credit risk equivalent	Risk-weighted assets	Replacement cost	Credit risk equivalent	Risk-weighted assets
Interest Rate Contracts
Swaps	8,514	10,699	–	8,742	11,603	–
Forward rate agreements	36	34	–	41	42	–
Purchased options	409	393	–	440	381	–
Total interest rate contracts	8,959	11,126	704	9,223	12,026	1,537
Foreign Exchange Contracts
Cross-currency swaps	3,270	7,832	–	3,727	8,345	–
Cross-currency interest rate swaps	5,035	14,909	–	8,157	17,210	–
Forward foreign exchange contracts	4,453	8,373	–	5,062	8,389	–
Purchased options	225	424	–	250	420	–
Total foreign exchange contracts	12,983	31,538	2,544	17,196	34,364	2,701
Commodity Contracts
Swaps	1,559	4,450	–	726	2,971	–
Purchased options	335	1,108	–	120	1,034	–
Total commodity contracts	1,894	5,558	1,188	846	4,005	971
Equity Contracts	1,585	4,332	431	1,322	4,750	461
Credit Default Swaps	10	55	83	7	46	27
Total derivatives	25,431	52,609	4,950	28,594	55,191	5,697
Less: impact of master netting agreements	(15,575)	(29,170)	–	(19,909)	(33,025)	–
Total	9,856	23,439	4,950	8,685	22,166	5,697

The total derivatives and the impact of master netting agreements for replacement cost do not include exchange-traded derivatives with a fair value of $773 million as at October 31, 2018 ($357 million in 2017).

Schedule of Replacement Cost of Contracts with Customers Based on Country of Ultimate Risk

Transactions are conducted with counterparties in various geographic locations and industry sectors. Set out below is the replacement cost of contracts with customers located in the following countries, based on country of ultimate risk:

(Canadian $ in millions, except as noted)	Before master netting agreements				After master netting agreements
	2018		2017		2018		2017
Canada	13,449	53%	15,447	54%	4,901	50%	5,045	58%
United States	5,446	21%	7,149	25%	2,102	21%	1,940	22%
United Kingdom	1,181	5%	1,079	4%	315	3%	182	2%
Other countries (1)	5,355	21%	4,919	17%	2,538	26%	1,518	18%
Total	25,431	100%	28,594	100%	9,856	100%	8,685	100%

(1)	No other country represented 15% or more of our replacement cost in 2018 or 2017.

Schedule of Replacement Cost of Contracts with Customers

Transactions are conducted with various counterparties. Set out below is the replacement cost of contracts (before the impact of master netting agreements) with customers in the following industries:

As at October 31, 2018 (Canadian $ in millions)	Interest rate contracts	Foreign exchange contracts	Commodity contracts	Equity contracts	Credit default swaps	Total
Financial institutions	6,509	10,238	360	1,219	10	18,336
Governments	1,694	1,478	56	–	–	3,228
Natural resources	3	27	432	–	–	462
Energy	93	641	727	–	–	1,461
Other	660	599	319	366	–	1,944
Total	8,959	12,983	1,894	1,585	10	25,431

As at October 31, 2017 (Canadian $ in millions)	Interest rate contracts	Foreign exchange contracts	Commodity contracts	Equity contracts	Credit default swaps	Total
Financial institutions	6,063	13,898	227	1,141	7	21,336
Governments	1,895	1,202	66	–	–	3,163
Natural resources	–	22	74	–	–	96
Energy	155	479	226	–	–	860
Other	1,110	1,595	253	181	–	3,139
Total	9,223	17,196	846	1,322	7	28,594

Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts

Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2018	2017
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,404,557	707,683	1,167,568	514,392	37,797	3,831,997	3,202,365
Forward rate agreements, futures and options	608,132	100,756	13,885	7,897	269	730,939	370,240
Total interest rate contracts	2,012,689	808,439	1,181,453	522,289	38,066	4,562,936	3,572,605
Foreign Exchange Contracts
Cross-currency swaps	12,466	36,718	24,980	15,413	3,339	92,916	85,586
Cross-currency interest rate swaps	118,783	147,231	97,828	72,857	18,533	455,232	434,210
Forward foreign exchange contracts, futures and options	512,002	9,283	1,148	134	26	522,593	463,665
Total foreign exchange contracts	643,251	193,232	123,956	88,404	21,898	1,070,741	983,461
Commodity Contracts
Swaps	6,234	14,885	2,875	372	–	24,366	18,713
Futures and options	21,910	25,587	3,530	704	–	51,731	52,051
Total commodity contracts	28,144	40,472	6,405	1,076	–	76,097	70,764
Equity Contracts	72,922	7,953	3,873	1,680	366	86,794	77,781
Credit Contracts	746	248	1,262	1,083	151	3,490	3,106
Total notional amount	2,757,752	1,050,344	1,316,949	614,532	60,481	5,800,058	4,707,717